DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus Pennsylvania Intermediate Municipal Bond Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to the Pennsylvania Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund, in exchange for Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. The Acquiring Fund has more assets and a better performance record than the Fund. In addition, the Acquiring Fund's Class Z shares are expected to have a lower total expense ratio than the Fund. The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Acquiring Fund and the Fund.

          If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has a substantially similar investment objective and investment management policies as the Fund.

          Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies or that would otherwise benefit fund shareholders. As a result of the review, management recommended to the Fund's Board that the Fund be consolidated with the Acquiring Fund. Management believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund that has a better performance record and that, with respect to the Acquiring Fund's Class Z shares, is expected to have a lower total expense ratio than the Fund. Management also believes that the reorganization should enable Fund shareholders to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          After careful review, the Fund's Board of Trustees has unanimously approved the proposed reorganization. The Trustees believe that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund that has a better performance record and that, with respect to the Acquiring Fund's Class Z shares, is expected to have a lower total expense ratio than the Fund. The Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings. By voting now, you can help avoid additional costs that are incurred with follow-up letters and calls.

          To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

          Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-645-6561.

Sincerely, J. David Officer President

September 14, 2007

TRANSFER OF THE ASSETS OF
DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
TO AND IN EXCHANGE FOR CLASS Z SHARES OF
THE PENNSYLVANIA SERIES OF
DREYFUS PREMIER STATE MUNICIPAL BOND FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of the Pennsylvania Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund , an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about November 29, 2007 (the "Closing Date"), and will no longer be a shareholder of Dreyfus Pennsylvania Intermediate Municipal Bond Fund (the "Fund"). You will receive Class Z shares of the Acquiring Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Fund's Board believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, which has more assets than the Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund has a better performance record, and the Acquiring Fund's Class Z shares are expected to have a lower total expense ratio, than the Fund. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund have substantially similar investment objectives and investment management policies. The Acquiring Fund seeks to maximize current income exempt from federal and Pennsylvania state income taxes, without undue risk. The Fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. The Acquiring Fund invests at least 70% of its assets in municipal bonds rated investment grade, or the unrated equivalent as determined by Dreyfus, and may invest up to 30% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by Dreyfus. The Fund invests at least 80% of its assets in municipal bonds rated investment grade, or the unrated equivalent as determined by Dreyfus, and may invest up to 20% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity. The Fund is required to generally maintain a dollar-weighted average portfolio maturity between three and ten years. As of June 8, 2007, the dollar-weighted average maturity of the Acquiring Fund's portfolio and the Fund's portfolio was 13.01 years and 9.06 years, respectively. The average duration of the Acquiring Fund's portfolio and the Fund's portfolio as of such date, however, was 5.66 years and 4.79 years, respectively. The portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different, notwithstanding the differences in the average maturity of the Acquiring Fund's and the Fund's respective portfolios. Dreyfus is the investment adviser to the Fund and the Acquiring Fund and provides day-to-day management of each fund's investments. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Acquiring Fund and the Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution may be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. You also will have the ability to continue to write redemption checks against your account through the Checkwriting privilege. You also may continue to purchase and sell shares of the Acquiring Fund online through www.dreyfus.com.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No. Under its agreement with Dreyfus, the Acquiring Fund pays Dreyfus a management fee at the annual rate of 0.55% of the value of the Acquiring Fund's average daily net assets and the Fund pays Dreyfus a management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. In addition, it currently is anticipated that Class Z shares of the Acquiring Fund will have a lower total expense ratio than the Fund based on expenses of the funds as of May 31, 2007 and the estimated expenses for the Acquiring Fund's Class Z shares if the reorganization is consummated.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Because of the anticipated benefits to shareholders of each fund as a result of the reorganization, expenses relating to the proposed reorganization will be split proportionately between the funds, based on the net assets of each fund.

HOW DOES THE BOARD OF TRUSTEES OF THE FUND RECOMMEND I VOTE?

The Fund's Board of Trustees has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has a substantially similar investment objective and investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a larger fund that has a better performance record and that, with respect to the Acquiring Fund's Class Z shares, is expected to have a lower total expense ratio than the Fund. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Fund's Board of Trustees believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Trustees recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;

•	By telephone, with a toll-free call to the number listed on your proxy card;

•	Through the Internet, at the website address listed on your proxy card; or

•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. These voting methods will save the funds money because the funds would not have to pay for return-mail postage. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

_________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

_________________

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus Pennsylvania Intermediate Municipal Bond Fund (the "Fund") will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Monday, November 12, 2007, at 9:00 a.m., for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to the Pennsylvania Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund, in exchange for Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class Z shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

          Shareholders of record at the close of business on September 7, 2007 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees Michael A. Rosenberg Secretary

New York, New York
September 14, 2007

                                                                                        WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND, AT SHAREHOLDERS' EXPENSE, WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

To and in Exchange for Class Z Shares of

THE PENNSYLVANIA SERIES OF
DREYFUS PREMIER STATE MUNICIPAL BOND FUND

_________________

PROSPECTUS/PROXY STATEMENT
September 14, 2007

_________________

Special Meeting of Shareholders
To Be Held on Monday, November 12, 2007

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Dreyfus Pennsylvania Intermediate Municipal Bond Fund (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Monday, November 12, 2007, at 9:00 a.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 7th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on September 7, 2007 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to the Pennsylvania Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust"), in exchange for Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund Class Z shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's Class Z shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class Z shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated September 14, 2007 , relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. The funds have substantially similar investment objectives and investment management policies. The Fund and the Acquiring Fund each normally invest substantially all of their respective assets in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. The Acquiring Fund is a series of the Trust. A comparison of the Acquiring Fund and the Fund is set forth in this Prospectus/Proxy Statement. The Acquiring Fund intends to issue Class Z shares only if the Reorganization is approved by Fund shareholders and consummated.

          The Acquiring Fund's Prospectus for Class Z dated September 1, 2007 and Annual Report for its fiscal year ended April 30, 2007 (including its audited financial statements for the fiscal year) accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus, its Annual Report for the fiscal year ended November 30, 2006 and Semi-Annual Report for the six-month period ended May 31, 2007, please call 1-800-645-6561, visit www.dreyfus.com, or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

          Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of August 7, 2007, there were 5,151,720 Fund shares issued and outstanding.

          Proxy materials will be mailed to shareholders of record on or about September 19, 2007.

TABLE OF CONTENTS

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Acquiring Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization	4 11 12 14 14 17 17 17 A-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE
ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

          Proposed Transaction. The Fund's Board, all of whose members are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund, has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund Class Z shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of the Acquiring Fund's Class Z shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated.

          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.

          The Fund's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

          Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund. See "Information about the Reorganization—Federal Income Tax Consequences."

          Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach. The Acquiring Fund has a substantially similar investment objective and investment management policies as the Fund. The Fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. The Acquiring Fund seeks to maximize current income exempt from federal and Pennsylvania state income taxes, without undue risk. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes.

          The Acquiring Fund invests at least 70% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the Acquiring Fund may invest up to 30% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The Fund invests at least 80% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, and may invest up to 20% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus.

          The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity. The Fund is required to generally maintain a dollar-weighted average portfolio maturity between three and ten years. As of June 8, 2007, the dollar-weighted average maturity of the Acquiring Fund's portfolio and the Fund's portfolio was 13.01 years and 9.06 years, respectively. The average duration of the Acquiring Fund's portfolio and the Fund's portfolio as of such date, however, was 5.66 years and 4.79 years, respectively. Duration is a measure of how sensitive a fund's portfolio may be to changes in interest rates – generally, the longer a fund's duration, the more likely its portfolio is to react to interest rate fluctuations and the greater its long-term risk/return potential. The portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different notwithstanding the differences in the average maturity of the Acquiring Fund's and the Fund's respective portfolios.

          Although each fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some fund holdings may be subject to the federal alternative minimum tax. In addition, each fund temporarily may invest in taxable bonds and municipal bonds that pay income exempt only from federal income tax.

          For each fund, the portfolio manager may buy and sell municipal bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The portfolio manager for each fund focuses on municipal bonds with the potential to offer attractive current income, typically looking for municipal bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of each fund's assets may be allocated to "discount" bonds, which are municipal bonds that sell at a price below their face value, or to "premium" bonds, which are municipal bonds that sell at a price above their face value. The allocation to either discount municipal bonds or to premium municipal bonds will change along with the portfolio manager's changing views of the current interest rate and market environment. The portfolio manager also may look to select municipal bonds that are most likely to obtain attractive prices when sold.

          The Fund and the Acquiring Fund may, but are not required to, use derivatives, such as futures and options and, with respect to the Fund, swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. Each of the Fund and the Acquiring Fund also may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates ("inverse floaters") and may make forward commitments in which the relevant fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

          Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets.

          For more information on either the Fund's or the Acquiring Fund's management policies, see "Goal/Approach" in the relevant Prospectus and "Description of the Fund" and "Description of the Fund and Series" in the Statement of Additional Information of the Fund and the Acquiring Fund, respectively.

          Main Risks. The principal risks associated with an investment in the Fund and the Acquiring Fund are similar. These risks are discussed below. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, which means you could lose money.

•	Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

•	Call risk. Some municipal bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the relevant fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund's "callable" issues are subject to increased price fluctuation.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the Fund's or the Acquiring Fund's share price. Although each fund invests primarily in investment grade bonds, the Acquiring Fund may invest up to 30% and the Fund may invest up to 20% of their respective assets in high yield bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

•	State-specific risk. Each fund is subject to the risk that Pennsylvania's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes each fund more sensitive to risks specific to the state and may magnify other risks.

•	Market sector risk. Each fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each fund may significantly overweight or underweight certain industries or market sectors, which may cause such fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•	Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although each fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

•	Leveraging risk. The use of leverage, such as lending portfolio securities, engaging in forward commitment transactions and investing in inverse floaters, may cause taxable income and may magnify the fund's gains or losses.

•	Derivatives risk. Each fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), inverse floaters and, with respect to the Fund, swap agreements. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on a fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund or the Acquiring Fund will not correlate with the underlying instruments or such fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

•	Non-diversification risk. Each fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the Fund's and the Acquiring Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

          The Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

          Under adverse market conditions, the Fund and the Acquiring Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities. Although the Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent the Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

          See "Main Risks" in the relevant Prospectus and "Description of the Fund" and "Description of the Fund and Series" in the Statement of Additional Information of the Fund and the Acquiring Fund, respectively, for a more complete description of investment risks.

          Redemption Fee. Fund shares and Class Z shares of the Acquiring Fund are each subject to a 1.00% redemption fee on redemptions or exchanges of shares owned for less than 30 days.

          Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of May 31, 2007. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the Fund and the Acquiring Fund as of May 31, 2007, as adjusted showing the effect of the Reorganization had it occurred on such date (including estimated costs of the Reorganization totaling $60,000). Under its agreement with Dreyfus, the Acquiring Fund pays Dreyfus a management fee at the annual rate of 0.55% of the value of the Acquiring Fund's average daily net assets and the Fund pays Dreyfus a management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. In addition, it currently is anticipated that Class Z shares of the Acquiring Fund will have a lower total expense ratio than the Fund based on expenses of the funds as of May 31, 2007 and the estimated expenses for the Acquiring Fund's Class Z shares if the Reorganization is consummated. With respect to the Fund, Dreyfus has voluntarily agreed to waive a portion of its management fee and/or reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.80% of the value of the Fund's average daily net assets. This voluntary undertaking may be terminated at any time. Shares of the Fund and Class Z shares of the Acquiring Fund are not subject to any sales charges. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund	Acquiring Fund Class Z	Pro Forma After Reorganization Acquiring Fund Class Z
Management fees	.60%	.55%	.55%
Rule 12b-1 fee	none	none	none
Shareholder services fee	.05%	.05%	.05%
Other expenses	.24%	.13%*	.13%*

Total	.89%	.73%	.73%

_______________________
* "Other expenses" are estimated for Class Z shares of the Acquiring Fund.

Expense example
	1 Year	3 Years	5 Years	10 Years
Fund shares	$91	$284	$493	$1,096
Acquiring Fund Class Z shares	$75	$233	$406	$906
Pro Forma-After Reorganization Acquiring Fund Class Z shares	$75	$233	$406	$906

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

          Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Class A shares from year to year and the bar chart for the Fund shows the changes in the performance of the Fund's shares from year to year. The table for the Acquiring Fund compares the average annual total returns of the Acquiring Fund's Class A shares to those of the Lehman Brothers Municipal Bond Index, a widely recognized, unmanaged index of non-Pennsylvania-specific municipal bond performance. The table for the Fund compares the average annual total returns of the Fund's shares to those of the Lehman Brothers 7-Year Municipal Bond Index, a widely recognized, unmanaged index of non-Pennsylvania-specific intermediate municipal bond performance. Since Class Z shares of the Acquiring Fund are new, past performance information is not available for Class Z. There will be no exchange of Class A shares of the Acquiring Fund in the Reorganization; however, except to the extent Class A and Class Z have different expenses and Class A may be subject to sales loads, Class Z should have similar annual returns to Class A of the Acquiring Fund. Since Class Z shares are not subject to a sales load, the sales loads applicable to Class A shares of the Acquiring Fund are not reflected in the bar chart or table; if they were, the returns shown for Class A would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (both before and after taxes) is no guarantee of future results. After the Reorganization, Class Z shares of the Acquiring Fund generally will not be available for new accounts.

          After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund-- Class A Shares
Year-by-year total returns as of 12/31 each year (%)

+9.82	+5.74	-4.75	+12.33	+1.80	+9.10	+4.72	+4.57	+3.33	+4.45

'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter: Worst Quarter:	Q3 '02 Q2 '04	+5.15% -2.20%

The year-to-date total return of the Acquiring Fund's Class A shares as of 6/30/07 was 0.06%.

Acquiring Fund-- Class A Shares
(without sales charges)
Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years
Class A	4.45%	5.22%	5.01%
returns before taxes
Class A
returns after taxes
on distributions	4.45%	5.20%	4.87%
Class A
returns after taxes
on distributions and
sale of fund shares	4.27%	5.06%	4.88%
Lehman Brothers Municipal Bond Index*
reflects no deduction for
fees, expenses or taxes	4.84%	5.53%	5.76%

*Unlike the Acquiring Fund, the Index is not composed of bonds of a single state.

Fund Shares
Year-by-year total returns as of 12/31 each year (%)

+8.31	+5.52	-2.16	+11.04	+5.59	+8.11	+4.07	+3.27	+1.86	+3.79

'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter: Worst Quarter:	Q4 '00 Q2 '99	+4.25% -1.89%

The year-to-date total return of the Fund's shares as of 6/30/07 was 0.26%.

Fund Shares
Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years

Fund	3.79%	4.20%	4.88%
returns before taxes
Fund
returns after taxes
on distributions	3.73%	4.15%	4.78%
Fund
returns after taxes
on distributions and
sale of fund shares	3.77%	4.14%	4.75%
Lehman Brothers 7-Year
Municipal Bond Index*
reflects no deduction for
fees, expenses or taxes	3.98%	4.89%	5.22%

*Unlike the Fund, the Index is not composed of bonds of a single state.

          Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $201 billion in approximately 180 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

          Primary Portfolio Manager. Douglas J. Gaylor serves as the primary portfolio manager of the Fund and of the Acquiring Fund. Mr. Gaylor has served as each fund's primary portfolio manager since he joined Dreyfus in January 1996.

          Board Members. The Fund and the Trust have the same Board members. None of the Board members of the Fund or the Trust is an "interested person" (as defined in the 1940 Act) of the Fund or the Acquiring Fund ("Independent Board Members").

          Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for both the Fund and the Acquiring Fund.

           Capitalization. The Fund has classified its shares into one class and the Acquiring Fund has classified its shares into four classes – Class A, Class B, Class C and Class Z. There will be no exchange of Class A, Class B or Class C shares of the Acquiring Fund. Class Z shares are new and have been authorized by the Trust's Board to be issued to Fund shareholders in connection with the Reorganization. The following table sets forth as of April 30, 2007 (1) the capitalization of the Fund's shares, (2) the capitalization of the Acquiring Fund's Class Z shares and (3) the pro forma capitalization of the Acquiring Fund's Class Z shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund	Acquiring Fund Class Z	Adjustments*	Pro Forma After Reorganization Acquiring Fund Class Z
Total net assets	$70,618,232	$0	$(60,000)	$70,558,232
Net asset value per share	$13.43	N/A		$16.19
Shares outstanding	5,260,142	None	(902,005)	4,358,137
_________________
*	Reflects the pro rata allocation of the estimated costs of the Reorganization between the Fund and the Acquiring Fund.

          The Acquiring Fund had approximately $162.4 million in total net assets (attributable to Class A, Class B and Class C shares) as of April 30, 2007. The Acquiring Fund currently does not offer Class Z shares. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes will invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices.

          Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. After the Reorganization, Class Z shares of the Acquiring Fund will be offered to shareholders of the Fund who received Class Z shares in exchange for their Fund shares as a result of the Reorganization and continue to maintain Acquiring Fund accounts in Class Z. Otherwise, Class Z generally will be closed to new investors and for new accounts (except for certain wrap accounts or similar programs). See "Account Policies – Buying shares," "Services for Fund Investors" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Buy Shares" and "Shareholder Services" in the relevant Statement of Additional Information for a discussion of purchase procedures.

          Shareholder Services Plan. Fund shares and Class Z shares of the Acquiring Fund are subject to a Shareholder Services Plan pursuant to which the Fund and the Acquiring Fund each reimburse MBSC Securities Corporation (formerly, Dreyfus Service Corporation), their distributor, an amount not to exceed an annual rate of 0.25% of the value of the average daily net assets of the Fund and Class Z shares of the Acquiring Fund, respectively, for providing shareholder services. See "Shareholder Services Plan" in the Fund's Statement of Additional Information and "Distribution Plan and Shareholder Services Plans" in the Acquiring Fund's Statement of Additional Information for a discussion of the Shareholder Services Plan.

          Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are substantially similar. See "Account Policies—Selling shares" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Redeem Shares" in the relevant Statement of Additional Information for a discussion of redemption procedures.

          Distributions. The dividends and distributions policies of the Fund and the Acquiring Fund are identical. Although they may do so more frequently, each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See "Distributions and Taxes" in the relevant Prospectus for a discussion of such policies.

          Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are substantially similar. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Services for Fund Investors" in the relevant Prospectus and "Shareholder Services" in the relevant Statement of Additional Information for a further discussion of the shareholder services offered.

REASONS FOR THE REORGANIZATION

          After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and management policies or that would otherwise benefit fund shareholders, management recommended that the Fund be consolidated with the Acquiring Fund. The Board members of the Fund and the Trust have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Fund's Board believes that the Reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund that has a better performance record than the Fund, without diluting such shareholders' interests. In addition, Class Z shares of the Acquiring Fund are expected to have a lower total expense ratio than the Fund. As of April 30, 2007, the Fund had net assets of approximately $70.6 million and the Acquiring Fund had net assets of approximately $162.4 million. By combining the Fund with the Acquiring Fund, which has larger aggregate net assets, Fund shareholders should benefit from more efficient portfolio management and Dreyfus would be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          The Board of the Trust considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

          In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) the costs to be incurred by the Fund and the Acquiring Fund in connection with the Reorganization.

          For the reasons described above, the Boards of the Fund and the Trust, on behalf of the Acquiring Fund, each of which is composed entirely of Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

          Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on November 29, 2007 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund Class Z shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the Fund and Class Z shares of the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Account Policies — Buying shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Acquiring Fund Class Z shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund Class Z shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated. After the Closing Date, any outstanding certificates representing Fund shares will be cancelled and Class Z shares of the Acquiring Fund distributed to the Fund's shareholders of record will be reflected on the books of the Acquiring Fund as uncertified, book-entry shares.

          The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Trust, on behalf of the Acquiring Fund.

          The total expenses of the Reorganization are expected to be approximately $60,000, which will be borne by the Fund and the Acquiring Fund pro rata based on the aggregate net assets of each fund. In addition to use of the mails, proxies may be solicited personally or by telephone, and the funds may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Fund's Board. The cost of any such outside solicitation firm is estimated to be approximately $4,000, which amount is included in the estimated total expenses of the Reorganization listed above.

          If the Reorganization is not approved by Fund shareholders, the Fund's Board will consider other appropriate courses of action with respect to the Fund.

          Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

          Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Class Z shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class Z shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class Z shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class Z shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class Z shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class Z shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Acquiring Fund Class Z shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class Z shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class Z shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Required Vote and Board's Recommendation

          The Fund's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE FUND'S BOARD, ALL OF WHOSE MEMBERS ARE INDEPENDENT BOARD
MEMBERS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE
"FOR" APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

          Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-10238). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of its Registration Statement on Form N-1A (File No. 33-50211).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

          Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide or confirm certain identifiable information and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of 30% of the outstanding Fund shares entitled to vote at the Meeting.

          The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          As of August 7, 2007, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund:

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization (Class Z)

Charles Schwab & Company Inc. Reinvest Account 101 Montgomery Street San Francisco, CA 94104-4151	12.8937%	12.8937%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	11.3429%	11.3429%

Mac & Co. Mutual Fund Operations P.O. Box 3198 Pittsburgh, PA 15230-3198	9.1260%	9.1260%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	6.3153%	6.3153%

          As of August 7, 2007, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the Acquiring Fund:

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

Class A

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	16.2950%	16.2950%

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9245	8.7047%	8.7047%

Citigroup Global Markets, Inc. 333 West 34th Street New York, NY 10001-2402	8.3878%	8.3878%

Class B

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	42.2739%	42.2739%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	12.6694%	12.6694%

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9245	12.3863%	12.3863%

Class C

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9245	23.3788%	23.3788%

Merrill Lynch, Pierce, Fenner & Smith 4800 Deer Lake Drive Jacksonville, FL 32246-6484	10.3455%	10.3455%

UBS Financial Services, Inc. Michelle Monzo Revocable Trust of 2005 P.O. Box 17125 Las Vegas, NV 89114-7125	9.7602%	9.7602%

E. Diane Blandino 1409 Walnut Street Pittsburgh, PA 15218-1429	7.2340%	7.2340%

Morgan Stanley & Co. Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	7.0763%	7.0763%

UBS Financial Services, Inc. Charlene M. Monzo Irrevocable Trust of 2004 P.O. Box 17125 Las Vegas, NV 89114-7125	6.2652%	6.2652%

UBS Financial Services, Inc. Ruth L. Heston 956 Meadowcreek Road Chester Springs, PA 19425-1804	5.3664%	5.3664%

          A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund.

          As of August 7, 2007, Board members and officers of the Fund and the Trust, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund for the fiscal year ended November 30, 2006 and the audited financial statements of the Acquiring Fund for the fiscal year ended April 30, 2007 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Fund's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

          Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

          IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT AND PLAN OF REORGANIZATION dated as of July 24, 2007 (the "Agreement"), between DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (the "Fund"), a Massachusetts business trust, and DREYFUS PREMIER STATE MUNICIPAL BOND FUND (the "Trust"), a Massachusetts business trust, on behalf of the PENNSYLVANIA SERIES (the "Acquiring Fund").

          This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's Class Z shares ("Acquiring Fund Shares") of beneficial interest, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

          WHEREAS, the Fund is a registered, open-end management investment company and the Acquiring Fund is a series of the Trust, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

          WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of beneficial interest;

          WHEREAS, the Fund's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

          WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

                1.     THE REORGANIZATION.

                1.1      Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

                1.2      The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

                 1.3     Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to The Bank of New York, One Wall Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

                1.4      The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

                 1.5     As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be exchanged for Acquiring Fund share certificates upon presentation to the Acquiring Fund's transfer agent.

                1.6      Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

                1.7      Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

                 1.8     Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

                2.     VALUATION.

                 2.1     The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust, as amended (the "Acquiring Fund's Charter"), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

                 2.2     The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's Charter and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

                 2.3     The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

                 2.4     All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

                3.      CLOSING AND CLOSING DATE.

                 3.1     The Closing Date shall be November 29, 2007, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

                 3.2     The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.

                 3.3     If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                 3.4     The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Fund's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

                4.      REPRESENTATIONS AND WARRANTIES.

                 4.1     The Fund represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

                           (a)      The Fund is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                           (b)      The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                           (c)      The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                           (d)      The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Fund's Agreement and Declaration of Trust, as amended (the "Fund's Declaration of Trust"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which the Fund is bound.

                           (e)      The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

                           (f)      No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                           (g)      The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended November 30, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

                           (h)     Since November 30, 2006, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

                           (i)      At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                           (j)      For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                           (k)      All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                           (l)      On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                           (m)      The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                           (n)      The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                 4.2     The Trust, on behalf of the Acquiring Fund, represents and warrants to the Fund as follows:

                           (a)      The Acquiring Fund is a duly established series of the Trust, a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                           (b)      The Trust is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                           (c)      The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                           (d)      The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Fund's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

                           (e)      No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                           (f)      The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended April 30, 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

                           (g)      Since April 30, 2007, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

                           (h)      At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                           (i)      For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                           (j)      All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                           (k)      The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                           (l)      The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                           (m)      No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

                           (n)      The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

                5.      COVENANTS OF THE ACQUIRING FUND AND THE FUND.

                5.1      The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

                 5.2      The Fund will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

                 5.3     Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

                 5.4     As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Fund's President or its Vice President and Treasurer.

                 5.5     The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Trust on behalf of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

                 5.6     The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                 5.7     The Fund covenants that it is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

                5.8      As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

                6.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                6.1      All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                 6.2     The Fund shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Fund's Treasurer.

                6.3      The Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Fund's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

                7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

                The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                7.1      All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                7.2      The Acquiring Fund shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

                8.      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

                If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

                 8.1      This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Fund's Declaration of Trust and the 1940 Act.

                 8.2     On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                 8.3     All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

                 8.4     The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                 8.5     The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

                 8.6     The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                      (a)      The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

                 In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

                 No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

                 9.      TERMINATION OF AGREEMENT; EXPENSES.

                 9.1     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Fund or of the Trust, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

                 9.2     If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Trust or the Fund, or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

                 9.3     The Fund and the Acquiring Fund shall bear the aggregate expenses of the transactions contemplated hereby in proportion to their respective net assets.

                 10.      WAIVER.

                 At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Fund or of the Trust if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

                 11.     MISCELLANEOUS.

                 11.1     None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

                 11.2     This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

                 11.3     This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund and the Trust, on behalf of the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

                 11.4     This Agreement may be amended only by a signed writing between the parties.

                 11.5     This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                 11.6     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                 11.7     It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Fund or the Trust personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Fund's Declaration of Trust and the Acquiring Fund's Charter, respectively; copies of the Fund's Declaration of Trust and the Acquiring Fund's Charter are on file at the office of the Secretary of the Commonwealth of Massachusetts and at the principal offices of the Fund and the Trust, respectively. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

                 IN WITNESS WHEREOF, the Fund and the Trust, on behalf of the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND By: J. David Officer, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

DREYFUS PREMIER STATE MUNICIPAL BOND FUND on behalf of the PENNSYLVANIA SERIES By: J. David Officer, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

          The undersigned shareholder of Dreyfus Pennsylvania Intermediate Municipal Bond Fund (the "Fund") hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on September 7, 2007, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, at 9:00 a.m., on Thursday, November 15, 2007, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE FUND'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

           3.   TELEPHONE: Call 1-888-[221-0697] and follow the simple instructions.

           4.   INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

          5.    MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

          If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly
Using the Enclosed Envelope

______________________________
Signature(s)            (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to the Pennsylvania Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund, in exchange for Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund.

               FOR                      AGAINST                     ABSTAIN
/_/ /_/ /_/

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

September 14, 2007

Acquisition of the Assets of

DREYFUS PENNSYLVANIA INTERMEDIATE
MUNICIPAL BOND FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-645-6561

By and in Exchange for Class Z Shares of

THE PENNSYLVANIA SERIES OF
DREYFUS PREMIER STATE MUNICIPAL
BOND FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated September 14, 2007 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Pennsylvania Intermediate Municipal Bond Fund (the "Fund") in exchange for Class Z shares of the Pennsylvania Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's Statement of Additional Information dated September 1, 2007.

2.	The Acquiring Fund's Annual Report for the fiscal year ended April 30, 2007.

3.	The Fund's Annual Report for the fiscal year ended November 30, 2006.

4.	The Fund's Semi-Annual Report for the six-month period ended May 31, 2007.

5.	Pro forma financials for the combined Fund and Acquiring Fund as of May 31, 2007.

          The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and the Fund's Annual Report and Semi-Annual Report, are incorporated herein by reference. The Prospectus/Proxy Statement dated September 14, 2007 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

          The Acquiring Fund's Statement of Additional Information dated September 1, 2007 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 48 to the Trust's Registration Statement on Form N-1A, to be filed on or about August 27, 2007 (File No. 33-10238). The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated April 30, 2007, filed June 29, 2007.

          The Fund's Statement of Additional Information dated April 1, 2007 is incorporated herein by reference to the Fund's Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A, filed March 30, 2007 (File No. 33-50211). The financial statements of the Fund are incorporated herein by reference to its Annual Report dated November 30, 2006 and Semi-Annual Report dated May 31, 2007.

Pro Forma STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series
April 30, 2007 (Unaudited)
                                                                         Principal Amount ($)                               Value ($)
                                                          ----------------------------------------------------------------------------------------------
                                                          Dreyfus Premier       Dreyfus                 Dreyfus Premier     Dreyfus
                                                          State Municipal     Pennsylvania              State Municipal   Pennsylvania
                                                            Bond Fund,        Intermediate  Pro Forma     Bond Fund,       Intermediate   Pro Forma
                                                           Pennsylvania        Municipal    Combined     Pennsylvania       Municipal     Combined
                                                             Series            Bond Fund      (*)           Series          Bond Fund        (*)

Long-Term Municipal                    Coupon       Maturity    Principal
Investments--99.4%                     Rate (%)      Date      Amount ($)
--------------------------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--97.8%
Albert Gallatin Area School
       District, GO (Insured; MBIA)      5.15        9/1/14                 1,220,000         1,220,000                      1,225,173    1,225,173
Allegheny County Hospital
       Development Authority, HR
       (South Hills Health System)       5.13        5/1/29   1,100,000                       1,100,000      1,102,343                    1,102,343
Allegheny County Sanitary
       Authority, Sewer Revenue
       (Insured; MBIA)                   5.00       12/1/19   1,900,000                       1,900,000      2,012,290                    2,012,290
Ambridge Borough Municipal
       Authority, Sewer Revenue
       (Insured; FSA)                    4.30      10/15/23                 1,460,000         1,460,000                      1,463,022    1,463,022
Ambridge Borough Municipal
       Authority, Sewer Revenue
       (Insured; FSA)                    4.50      10/15/26   1,275,000                       1,275,000      1,289,178                    1,289,178
Armstrong School District,
       GO (Insured; XLCA)                5.00       3/15/22                 1,465,000         1,465,000                      1,567,286    1,567,286
Bethlehem Authority,
       Guaranteed Water Revenue          5.00      11/15/15                 2,000,000         2,000,000                      2,154,440    2,154,440
       (Insured; FSA)
Bethlehem Area Vocational
       Technical School Authority, LR
       (Insured; MBIA)                   5.00        9/1/19     895,000                         895,000        920,463                      920,463
Bucks County Industrial
       Development Authority,
       Retirement Community Revenue
       (Ann's Choice, Inc. Facility)     5.90        1/1/27                   250,000           250,000                        257,488      257,488
Bucks County Industrial
       Development Authority,
       Retirement Community Revenue
       (Ann's Choice, Inc. Facility)     6.25        1/1/35   1,500,000                       1,500,000      1,595,145                    1,595,145
Bucks County Water and Sewer
       Authority, Collection Sewer
       System Revenue (Insured; AMBAC)   5.00       12/1/11   1,480,000 a                     1,480,000      1,561,385                    1,561,385
Bucks County Water and Sewer
       Authority, Collection Sewer
       System Revenue (Insured; AMBAC)   5.38       12/1/11   1,340,000 a                     1,340,000      1,434,711                    1,434,711
Bucks County Water and Sewer
       Authority, Water System
       Revenue (Insured; AMBAC)          5.38        6/1/18   1,255,000                       1,255,000      1,348,297                    1,348,297
Butler Area Sewer Authority,
       Sewer Revenue (Insured; FGIC)     0.00        1/1/10                   600,000           600,000                        541,434      541,434
Butler County Industrial
       Development Authority, Health
       Care Facilities Revenue (Saint
       John Care Center)
       (Collateralized; GNMA)            5.80       4/20/29   5,990,000                       5,990,000      6,435,117                    6,435,117
Butler County Industrial
       Development Authority, MFHR
       (Greenview Gardens Apartments)    6.00        7/1/23     475,000                         475,000        507,319                      507,319
Butler County Industrial
       Development Authority, MFHR
       (Greenview Gardens Apartments)    6.25        7/1/33     880,000                         880,000        945,578                      945,578
Central Bucks School District,
       GO (Insured; FGIC)                5.00       5/15/12     580,000 a                       580,000        614,788                      614,788
Charleroi Area School Authority,
       School Revenue (Insured; FGIC)    0.00       10/1/20   2,000,000                       2,000,000      1,138,960                    1,138,960
Chester County,
       GO                                5.00       8/15/19                   500,000           500,000                        536,785      536,785
Chester County School Authority,
       School LR (Chester County
       Intermediate Unit Project)
       (Insured; AMBAC)                  5.00        4/1/21                 2,325,000         2,325,000                      2,473,498    2,473,498
Coatesville Area School District,
       GO (Insured; FSA)                 5.25       8/15/17                 1,000,000         1,000,000                      1,091,800    1,091,800
Council Rock School District,
       GO (Insured; MBIA)                5.00      11/15/11   1,400,000 a                     1,400,000      1,476,328                    1,476,328
Cumberland County Municipal
       Authority, College Revenue
       (Messiah College) (Insured;
       AMBAC)                            5.13       10/1/15      50,000                          50,000         50,054                       50,054
Delaware County                          5.13       10/1/17                 1,000,000         1,000,000                      1,031,020    1,031,020
Dauphin County General Authority,
       Revenue (Office and Parking,
       Riverfront Office)                6.00        1/1/25   3,000,000                       3,000,000      2,910,780                    2,910,780
Delaware County Industrial
       Development Authority, Water
       Facilities Revenue (Aqua
       Pennsylvania Inc. Project)
       (Insured; FGIC)                   5.00       11/1/37   5,165,000                       5,165,000      5,408,995                    5,408,995
Eastern York School District,
       GO (Insured; FSA)                 5.00        9/1/23                 1,640,000         1,640,000                      1,758,047    1,758,047
Harrisburg Authority,
       Office and Parking Revenue        5.75        5/1/08                   805,000           805,000                        812,205      812,205
Harrisburg Authority,
       Office and Parking Revenue        6.00        5/1/08   2,000,000 a                     2,000,000      2,046,560                    2,046,560
Harrisburg Authority,
       University Revenue (The
       Harrisburg University of
       Science and Technology Project)   5.40        9/1/16   2,000,000                       2,000,000      2,041,740                    2,041,740
Harrisburg Parking Authority,
       Parking Revenue (Insured; FSA)    5.75       5/15/14                   640,000           640,000                        699,398      699,398
Harrisburg Redevelopment Authority
       (Insured; FSA)                    0.00       11/1/16                 2,000,000         2,000,000                      1,347,640    1,347,640
Harrisburg Redevelopment
       Authority, Revenue (Insured;
       FSA)                              0.00        5/1/18   2,750,000                       2,750,000      1,736,350                    1,736,350
Harrisburg Redevelopment
       Authority, Revenue (Insured;
       FSA)                              0.00       11/1/18   2,750,000                       2,750,000      1,699,500                    1,699,500
Harrisburg Redevelopment
       Authority, Revenue (Insured;
       FSA)                              0.00       11/1/19   2,750,000                       2,750,000      1,613,260                    1,613,260
Harrisburg Redevelopment
       Authority, Revenue (Insured;
       FSA)                              0.00        5/1/20   2,750,000                       2,750,000      1,560,267                    1,560,267
Harrisburg Redevelopment
       Authority, Revenue (Insured;
       FSA)                              0.00       11/1/20   2,500,000                       2,500,000      1,382,500                    1,382,500
Kennett Consolidated School
       District, GO (Insured; FGIC)      5.25       2/15/13   1,000,000 a                     1,000,000      1,079,270                    1,079,270
Kennett Consolidated School
       District, GO (Insured; FGIC)      5.25       2/15/16                 1,000,000         1,000,000                      1,079,270    1,079,270
McKeesport Area School District,
       GO (Insured; FGIC)                0.00       10/1/09                 1,070,000         1,070,000                        975,348      975,348
McKeesport Area School District,
       GO (Insured; AMBAC)               0.00       10/1/21     540,000                         540,000        292,810                      292,810
McKeesport Area School District,
       GO (Insured; AMBAC)               0.00       10/1/21   2,915,000                       2,915,000      1,591,823                    1,591,823
Monroe County Hospital Authority,
       HR (Pocono Medical Center)
       (Insured; Radian)                 5.50        1/1/12                 1,095,000         1,095,000                      1,146,399    1,146,399
Monroe County Hospital Authority,
       HR (Pocono Medical Center)
       (Insured; Radian)                 5.50        1/1/22   1,455,000                       1,455,000      1,539,099                    1,539,099
Monroeville Municipal Authority,
       Sanitary Sewer Revenue
       (Insured; MBIA)                   5.25       12/1/15                 1,035,000         1,035,000                      1,115,316    1,115,316
Monroeville Municipal Authority,
       Sanitary Sewer Revenue
       (Insured; MBIA)                   5.25       12/1/16      50,000                          50,000         53,723                       53,723
Montgomery County Industrial
       Development Authority, Revenue
       (Haverford School Project)
       (Insured; AMBAC)                  4.00       3/15/23                   500,000           500,000                        481,455      481,455
Mount Lebanon School District,
       GO (Insured; MBIA)                5.00       2/15/13   2,370,000 a   1,000,000 a       3,370,000      2,527,249       1,066,350    3,593,599
Neshaminy School District,
       GO (Insured; MBIA)                5.00       4/15/16                 1,250,000         1,250,000                      1,337,700    1,337,700
Norristown
       (Insured; Radian)                 0.00      12/15/11                 1,465,000         1,465,000                      1,224,227    1,224,227
Norristown
       (Insured; Radian)                 0.00      12/15/13                   735,000           735,000                        566,104      566,104
North Allegheny School District,
       GO (Insured; FGIC)                5.00        5/1/15                 1,625,000         1,625,000                      1,739,514    1,739,514
North Allegheny School District,
       GO (Insured; FGIC)                5.05       11/1/21   1,455,000                       1,455,000      1,530,791                    1,530,791
North Schuylkill School District,
       GO (Insured; FGIC)                5.00      11/15/28     635,000                         635,000        660,781                      660,781
Northampton County General Purpose
       Authority, County Agreement
       Revenue (Insured; FSA)            5.13       10/1/20   2,225,000                       2,225,000      2,368,668                    2,368,668
Northampton County Industrial
       Development Authority,
       Mortgage Revenue (Moravian
       Hall Square Project) (Insured;
       Radian)                           5.00        7/1/17   1,890,000                       1,890,000      1,970,797                    1,970,797
Palmyra Area School District,
       GO (Insured; XLCA)                5.00        6/1/14   1,685,000 a                     1,685,000      1,815,486                    1,815,486
Pennridge School District,
       GO (Insured; MBIA)                5.00       2/15/13   1,000,000 a                     1,000,000      1,066,350                    1,066,350
Pennsylvania Finance Authority,
       Guaranteed Revenue (Penn Hills
       Project) (Insured; FGIC)          5.45       12/1/10     445,000 a                       445,000        471,144                      471,144
Pennsylvania Finance Authority,
       Guaranteed Revenue (Penn Hills
       Project) (Insured; FGIC)          5.45       12/1/19   2,170,000                       2,170,000      2,296,446                    2,296,446
Pennsylvania Finance Authority,
       Guaranteed Revenue (Penn Hills
       Project) (Insured; FGIC)          0.00       12/1/22   1,200,000                       1,200,000        617,364                      617,364
Pennsylvania Finance Authority,
       Guaranteed Revenue (Penn Hills
       Project) (Insured; FGIC)          0.00       12/1/23   3,790,000                       3,790,000      1,859,336                    1,859,336
Pennsylvania Finance Authority,
       Guaranteed Revenue (Penn Hills
       Project) (Insured; FGIC)          0.00       12/1/24   3,790,000                       3,790,000      1,775,691                    1,775,691
Pennsylvania Finance Authority,
       Guaranteed Revenue (Penn Hills
       Project) (Insured; FGIC)          0.00       12/1/25   3,790,000                       3,790,000      1,692,766                    1,692,766
Pennsylvania Finance Authority,
       Revenue (Penn Hills Project)
       (Insured; FGIC)                   5.25       12/1/13                 1,105,000         1,105,000                      1,106,348    1,106,348
Pennsylvania Higher Educational
       Facilities Authority, Revenue
       (State System of Higher
       Education) (Insured; AMBAC)       5.25      12/15/14                 1,600,000         1,600,000                      1,626,832    1,626,832
Pennsylvania Higher Educational
       Facilities Authority, Revenue
       (State Higher Education
       System) (Insured; AMBAC)          5.00       6/15/19     560,000                         560,000        585,738                      585,738
Pennsylvania Higher Educational
       Facilities Authority, Revenue
       (State Higher Education
       System) (Insured; AMBAC)          5.00       6/15/20   1,915,000                       1,915,000      2,003,013                    2,003,013
Pennsylvania Higher Educational
       Facilities Authority, Revenue
       (UPMC Health System)              6.00       1/15/13                 1,995,000         1,995,000                      2,154,720    2,154,720
Pennsylvania Higher Educational
       Facilities Authority, Revenue
       (UPMC Health System)              6.00       1/15/14                 1,580,000         1,580,000                      1,709,671    1,709,671
Pennsylvania Higher Educational
       Facilities Authority, Revenue
       (UPMC Health System)              6.00       1/15/22   5,000,000                       5,000,000      5,405,850                    5,405,850
Pennsylvania Housing Finance
       Agency, Capital Fund
       Securitization Revenue
       (Insured; FSA)                    5.00       12/1/25   2,485,000                       2,485,000      2,611,437                    2,611,437
Pennsylvania Housing Finance
       Agency, SFMR                      5.00        4/1/16   2,000,000                       2,000,000      2,064,100                    2,064,100
Pennsylvania Housing Finance
       Agency, SFMR                      5.10       10/1/20   5,000,000                       5,000,000      5,136,600                    5,136,600
Pennsylvania Housing Finance
       Agency, SFMR                      4.70       10/1/25                   965,000           965,000                        969,468      969,468
Pennsylvania Housing Finance
       Agency, SFMR                      4.70       10/1/37   2,230,000                       2,230,000      2,206,763                    2,206,763
Pennsylvania Intergovernmental
       Cooperative Authority, Special
       Tax Revenue (Philadelphia
       Funding Program) (Insured;
       FGIC)                             5.25       6/15/15   1,000,000                       1,000,000      1,031,150                    1,031,150
Pennsylvania Intergovernmental
       Cooperative Authority, Special
       Tax Revenue (Philadelphia
       Funding Program) (Insured;
       FGIC)                             5.25       6/15/16                 1,200,000         1,200,000                      1,237,380    1,237,380
Pennsylvania Public School
       Building Authority, School
       Revenue (Daniel Boone School
       District Project) (Insured;
       MBIA)                             5.00        4/1/13                 1,005,000 a       1,005,000                      1,070,828    1,070,828
Pennsylvania Turnpike Commission,
       Oil Franchise Tax Revenue
       (Insured; AMBAC)                  5.00       12/1/08     350,000 a                       350,000        360,703                      360,703
Pennsylvania Turnpike Commission,
       Oil Franchise Tax Revenue
       (Insured; AMBAC)                  5.00       12/1/23      75,000                          75,000         76,925                       76,925
Pennsylvania Turnpike Commission,
       Oil Franchise Tax Senior
       Revenue (Insured; AMBAC)          5.25       12/1/08   2,185,000 a     320,000 a       2,505,000      2,260,164         331,008    2,591,172
Pennsylvania Turnpike Commission,
       Oil Franchise Tax Senior
       Revenue (Insured; AMBAC)          5.25       12/1/18   3,780,000       545,000         4,325,000      3,910,032         563,748    4,473,780
Pennsylvania Turnpike Commission,
       Oil Franchise Tax Senior
       Revenue (Insured; AMBAC)          5.25       12/1/18     555,000       135,000           690,000        573,393         139,474      712,867
Pennsylvania Turnpike Commission,
       Turnpike Revenue (Insured;
       AMBAC)                            5.00       12/1/22                 1,815,000         1,815,000                      1,947,059    1,947,059
Philadelphia
       (Insured; XLCA)                   5.25       2/15/14                 2,000,000         2,000,000                      2,144,540    2,144,540
Philadelphia,
       Airport Revenue (Insured; MBIA)   5.00       6/15/25                   510,000           510,000                        532,460      532,460
Philadelphia,
       Gas Works Revenue (Insured;
       FSA)                              5.50        7/1/15                 1,550,000         1,550,000                      1,617,580    1,617,580
Philadelphia,
       Water and Wastewater Revenue
       (Insured; MBIA)                   5.60        8/1/18     800,000                         800,000        874,384                      874,384
Philadelphia Authority for
       Industrial Development, LR
       (Insured; FSA)                    5.50       10/1/15   2,870,000                       2,870,000      3,099,858                    3,099,858
Philadelphia Gas Works,
       Revenue (1998 General
       Ordinance-4th Series)
       (Insured; FSA)                    5.25        8/1/22   2,000,000                       2,000,000      2,130,700                    2,130,700
Philadelphia Hospitals and Higher
       Education Facilities
       Authority, Health System
       Revenue (Jefferson Health
       System)                           5.00       5/15/11   2,000,000     2,500,000         4,500,000      2,042,140       2,552,675    4,594,815
Philadelphia Hospitals and Higher
       Education Facilities
       Authority, HR (Temple
       University Hospital)              6.50      11/15/08                   925,000           925,000                        946,349      946,349
Philadelphia Housing Authority,
       Capital Fund Program Revenue
       (Insured; FSA)                    5.00       12/1/21   1,685,000                       1,685,000      1,770,210                    1,770,210
Philadelphia Municipal Authority,
       LR (Insured; FSA)                 5.25      11/15/15                 2,115,000         2,115,000                      2,277,284    2,277,284
Philadelphia Redevelopment
       Authority, Revenue
       (Philadelphia Neighborhood
       Transformation Initiative)
       (Insured; FGIC)                   5.50       4/15/18   3,600,000                       3,600,000      3,873,312                    3,873,312
Philadelphia Redevelopment
       Authority, Revenue
       (Philadelphia Neighborhood
       Transformation Initiative)
       (Insured; FGIC)                   5.00       4/15/30   3,480,000                       3,480,000      3,663,013                    3,663,013
Pittsburgh School District,
       GO (Insured; MBIA)                5.00      09/01/20                 1,315,000         1,315,000                      1,403,999    1,403,999
Pittsburgh Urban Redevelopment
       Authority, MFHR (West Park
       Court Project)
       (Collateralized; GNMA)            4.90      11/20/47   1,285,000                       1,285,000      1,254,661                    1,254,661
Sayre Health Care Facilities
       Authority, Revenue (Guthrie
       Health Issue)                     5.75       12/1/11   3,585,000 a                     3,585,000      3,913,852                    3,913,852
Sayre Health Care Facilities
       Authority, Revenue (Guthrie
       Health Issue)                     6.25       12/1/11                   750,000 a         750,000                        834,458      834,458
Sayre Health Care Facilities
       Authority, Revenue (Guthrie
       Health Issue)                     6.25       12/1/11                 1,330,000 a       1,330,000                      1,479,771    1,479,771
Sayre Health Care Facilities
       Authority, Revenue (Guthrie
       Health Issue)                     5.85       12/1/11   3,000,000 a                     3,000,000      3,287,700                    3,287,700
Sayre Health Care Facilities
       Authority, Revenue (Guthrie
       Health Issue)                     6.25       12/1/13                   470,000           470,000                        517,291      517,291
Sayre Health Care Facilities
       Authority, Revenue (Guthrie
       Health Issue)                     6.25       12/1/14                   250,000           250,000                        274,935      274,935
Sayre Health Care Facilities
       Authority, Revenue (Guthrie
       Health Issue)                     5.75       12/1/21   1,165,000                       1,165,000      1,245,420                    1,245,420
Schuylkill County Industrial
       Development Authority, Revenue
       (Charity Obligation Group)        5.00       11/1/14   1,495,000                       1,495,000      1,538,176                    1,538,176
Scranton School District,
       GO Notes (Insured; MBIA)          5.00        4/1/18   1,390,000                       1,390,000      1,431,936                    1,431,936
Scranton School District,
       GO Notes (Insured; MBIA)          5.00        4/1/19   2,710,000                       2,710,000      2,787,804                    2,787,804
South Side Area School District,
       GO (Insured; FGIC)                5.25        6/1/10   2,080,000 a                     2,080,000      2,174,078                    2,174,078
Spring-Ford Area School District,
       GO (Insured; FSA)                 5.00        4/1/21   1,015,000                       1,015,000      1,069,384                    1,069,384
State Public School Building
       Authority, Revenue (Central
       Montgomery County Area
       Vocational Technical School)
       (Insured; FGIC)                   5.25       5/15/17   1,055,000                       1,055,000      1,149,127                    1,149,127
State Public School Building
       Authority, Revenue (Central
       Montgomery County Area
       Vocational Technical School)
       (Insured; FGIC)                   5.25       5/15/18   1,110,000                       1,110,000      1,202,185                    1,202,185
State Public School Building
       Authority, School LR (Daniel
       Boone Area School District
       Project) (Insured; MBIA)          5.00       4/1/13    1,040,000 a                     1,040,000      1,108,120                    1,108,120
State Public School Building
       Authority, School LR (Daniel
       Boone Area School District
       Project) (Insured; MBIA)          5.00        4/1/13   1,070,000 a                     1,070,000      1,140,085                    1,140,085
State Public School Building
       Authority, School LR (Daniel
       Boone Area School District
       Project) (Insured; MBIA)          5.00        4/1/13   1,100,000 a                     1,100,000      1,172,050                    1,172,050
State Public School Building
       Authority, School Revenue
       (Marple Newtown School
       District Project) (Insured;
       MBIA)                             5.00        9/1/11   3,680,000 a                     3,680,000      3,866,098                    3,866,098
State Public School Building
       Authority, School Revenue
       (School District of Haverford
       Township Project) (Insured;
       XLCA)                             5.25       3/15/21                 1,000,000         1,000,000                      1,092,180    1,092,180
State Public School Building
       Authority, School Revenue
       (School District of Haverford
       Township Project) (Insured;
       XLCA)                             5.25       3/15/25   3,610,000                       3,610,000      3,920,280                    3,920,280
State Public School Building
       Authority, School Revenue
       (Tuscarora School District
       Project) (Insured; FSA)           5.00        4/1/13     750,000 a                       750,000        800,768                      800,768
State Public School Building
       Authority, School Revenue
       (York School District Project)
       (Insured; FSA)                    5.00        5/1/18                   545,000           545,000                        579,057      579,057
Swarthmore Borough Authority,
       Revenue (Swarthmore College)      5.25       9/15/20                   750,000           750,000                        803,708      803,708
Trinity Area School District,
       GO (Insured; FSA)                 5.20       11/1/12                 1,235,000         1,235,000                      1,261,651    1,261,651
University Area Joint Authority,
       Sewer Revenue (Insured; MBIA)     5.00       11/1/17   1,660,000                       1,660,000      1,745,374                    1,745,374
University Area Joint Authority,
       Sewer Revenue (Insured; MBIA)     5.00       11/1/18   2,010,000                       2,010,000      2,110,239                    2,110,239
Upper Merion Area School District,
       GO                                5.25       2/15/13   1,000,000 a                     1,000,000      1,079,270                    1,079,270
Upper Merion Area School District,
       GO                                5.25       2/15/18   1,785,000                       1,785,000      1,919,750                    1,919,750
Warwick School District,
       GO (Insured; FSA)                 5.00       2/1/27    1,150,000                       1,150,000      1,213,193                    1,213,193
Washington County Industrial
       Development Authority, PCR
       (West Penn Power Company
       Mitchell Station Project)
       (Insured; AMBAC)                  6.05        4/1/14   3,000,000                       3,000,000      3,005,430                    3,005,430
Wayne Memorial Hospital and Health
       Facilities Authority, County
       Guaranteed HR (Wayne Memorial
       Hospital Project) (Insured;
       MBIA)                             5.25        7/1/16                 2,135,000         2,135,000                      2,282,529    2,282,529
West Mifflin Area School District,
       GO (Insured; FSA)                 5.00       10/1/22                   710,000           710,000                        758,372      758,372
West Mifflin Sanitary Sewer
       Municipal Authority, Sewer
       Revenue (Insured; MBIA)           4.90        8/1/13                   880,000           880,000                        892,267      892,267
Westmoreland County
       (Insured; FGIC)                   0.00       12/1/08                 1,590,000         1,590,000                      1,499,084    1,499,084
Wilson Area School District,
       GO (Insured; FGIC)                5.13       3/15/16                 1,300,000         1,300,000                      1,384,474    1,384,474
Wilson School District,
       GO (Insured; FSA)                 5.00       5/15/16                 1,135,000         1,135,000                      1,210,160    1,210,160
Yough School District,
       GO (Insured; FGIC)                0.00       10/1/07                 1,000,000         1,000,000                      984,270        984,270
U.S. Related--1.6%
Guam Waterworks Authority,
       Water and Wastewater System
       Revenue                           5.50        7/1/16                   320,000           320,000                        340,640      340,640
Guam Waterworks Authority,
       Water and Wastewater System
       Revenue                           6.00        7/1/25   1,000,000                       1,000,000      1,097,580                    1,097,580
Puerto Rico Commonwealth,
       Public Improvement                5.25        7/1/23                 1,000,000         1,000,000                      1,077,980    1,077,980
Puerto Rico Commonwealth,
       Public Improvement                5.25        7/1/30   1,000,000                       1,000,000      1,075,620                    1,075,620
Total Long-Term Municipal Investments
       (cost $151,131,206 and $67,555,321 respectively)                                                    160,029,167      69,295,169  229,324,336
Short-Term Municipal                Coupon      Maturity
Investment--.6%                     Rate (%)      Date
--------------------------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania;
Beaver County Industrial
       Development Authority, PCR,
       Refunding (FirstEnergy
       Generation Corporation
       Project) (LOC; Barclays Bank
       PLC)                              4.05        5/1/07                   455,000 b         455,000                        455,000      455,000
Geisinger Authority,
       Health System Revenue
       (Geisinger Health System)
       (Liquidity Facility; Wachovia
       Bank)

                                         4.00        5/1/07     975,000 b                       975,000        975,000                      975,000
                                                                                                         ==========================================
       Total Short-Term Investments
       (cost $975,000 and $455,000
         respectively)                                                                                         975,000         455,000    1,430,000

Total Investments--100.0% (cost $152,106,206 and $68,010,321 respectively)                                 161,004,167      69,750,169  230,754,336

a        These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b        Securities payable on demand. Variable interest rate--subject to periodic change.

Summary of Abbreviations
----------------------------------------------------------------------------------------------------------------------
ACA          American Capital Access                                    AGC         ACE Guaranty Corporation

AGIC         Asset Guaranty Insurance Company                           AMBAC       American Municipal Bond Assurance Corporation

ARRN         Adjustable Rate Receipt Notes                              BAN         Bond Anticipation Notes

BIGI         Bond Investors Guaranty Insurance                          BPA         Bond Purchase Agreement

CGIC         Capital Guaranty Insurance Company                         CIC         Continental Insurance Company

CIFG         CDC Ixis Financial Guaranty                                CMAC        Capital Market Assurance Corporation

COP          Certificate of Participation                               CP          Commercial Paper

EDR          Economic Development Revenue                               EIR         Environmental Improvement Revenue

FGIC         Financial Guaranty Insurance Company                       FHA         Federal Housing Administration

FHLB         Federal Home Loan Bank                                     FHLMC       Federal Home Loan Mortgage Corporation

FNMA         Federal National Mortgage Association                      FSA         Financial Security Assurance

GAN          Grant Anticipation Notes                                   GIC         Guaranteed Investment Contract

GNMA         Government National Mortgage Association                   GO          General Obligation

HR           Hospital Revenue                                           IDB         Industrial Development Board

IDC          Industrial Development Corporation                         IDR         Industrial Development Revenue

LOC          Letter of Credit                                           LOR         Limited Obligation Revenue

LR           Lease Revenue                                              MBIA        Municipal Bond Investors Assurance Insurance Corporation

MFHR         Multi-Family Housing Revenue                               MFMR        Multi-Family Mortgage Revenue

PCR          Pollution Control Revenue                                  PILOT       Payment in Lieu of Taxes

RAC          Revenue Anticipation Certificates                          RAN         Revenue Anticipation Notes

RAW          Revenue Anticipation Warrants                              RRR         Resources Recovery Revenue

SAAN         State Aid Anticipation Notes                               SBPA        Standby Bond Purchase Agreement

SFHR         Single Family Housing Revenue                              SFMR        Single Family Mortgage Revenue

SONYMA       State of New York Mortgage Agency                          SWDR        Solid Waste Disposal Revenue

TAN          Tax Anticipation Notes                                     TAW         Tax Anticipation Warrants

TRAN         Tax and Revenue Anticipation Notes                         XLCA        XL Capital Assurance

                                                                                                    Dreyfus Premier     Dreyfus
                                                                                                  State Municipal     Pennsylvania
                                                                                                     Bond Fund,      Intermediate
                                                                                                    Pennsylvania       Municipal
                                                                                                        Series         Bond Fund
                                                                                                ------------------------------------
                                                                                                             Value (%)†
Summary of Combined Ratings (Unaudited)
        Fitch                               Moody's            Standard & Poor's
------------------------------------------------------------------------------------------------------------------------------------
         AAA                                  Aaa                            AAA                        71.7               74.8
          AA                                   Aa                             AA                        15.5               16.3
           A                                    A                              A                         5.2                4.4
         BBB                                  Baa                            BBB                         2.2                2.9
          BB                                   Ba                             BB                          .7                 .5
          F1                              MIG1/P1                         SP1/A1                          .6                 .7
   Not Rated c                          Not Rated c                    Not Rated c                       4.1                 .4
                                                                                                ====================================
                                                                                                       100.0              100.0
†  Based on total investments.

c        Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

Pro Forma Statement of Assets and Liabilities

April 30, 2007 (Unaudited)

                                                                                                                            Dreyfus Premier
                                                                                                                            State Municipal
                                                                                                                                Bond Fund,
                                                                            Dreyfus Premier    Dreyfus                        Pennsylvania
                                                                            State Municipal  Pennsylvania                        Series
                                                                              Bond Fund,     Intermediate                       Pro Forma
                                                                             Pennsylvania      Municipal                         Combined
                                                                               Series         Bond Fund       Adjustments       (Note 1)
                                                                            ================================================================
ASSETS:            Investments in securities, at value - See Statement
                      of Investments *                                      $ 161,004,167      $ 69,750,169                 $  230,754,336
                   Cash                                                                 -            10,576     (10,576)                 -
                   Interest receivable                                          1,980,259           922,552                      2,902,811
                   Receivable for shares of Beneficial Interest subscribed          4,679               188                          4,867
                   Prepaid expenses                                                12,635            11,523                         24,158
                                                                            ---------------    --------------  -----------  ----------------

                          Total Assets                                        163,001,740        70,695,008           -        233,696,748
                                                                            ---------------    --------------  -----------  ----------------

LIABILITIES:       Due to The Dreyfus Corporation and affiliates                  130,061            33,783                        163,844
                   Cash overdraft due to Custodian                                148,016                 -     (10,576)           137,440
                   Payable for shares of Beneficial Interest redeemed             277,706                                          277,706
                   Accrued expenses                                                63,244            42,993      60,000(a)         166,237
                                                                            ---------------    --------------  -----------  ----------------
                         Total Liabilities                                        619,027            76,776      60,000            755,803
                                                                            ---------------    --------------  -----------  ----------------
NET ASSETS                                                                  $ 162,382,713      $ 70,618,232    $(60,000)    $  232,940,945

COMPOSITION OF
NET ASSETS:        Paid-in capital                                          $ 157,266,212      $ 68,875,031                 $  226,141,243
                   Accumulated undistributed investment income - net                    -                 -     (60,000)(a)        (60,000)
                   Accumulated net realized gain (loss) on investments         (3,781,460)            3,353                     (3,778,107)
                   Accumulated net unrealized appreciation (depreciation)
                     on investments                                             8,897,961         1,739,848                     10,637,809
                                                                            ---------------    --------------  -----------  ----------------
NET ASSETS                                                                  $ 162,382,713      $ 70,618,232    $(60,000)    $  232,940,945
                                                                            ===============    ==============  ===========  ================
Class A Shares
(unlimited number of
$.001 par value shares
authorized)
  Net Assets                                                                $ 145,897,477                                      145,897,477
  Shares outstanding                                                            9,011,527                                        9,011,527
  Net asset value, and redemption                                                                                                        -
  price per share                                                           $       16.19                                   $        16.19
                                                                            ===============    ==============               ================
 Maximum offering price per share (net asset value
  plus maximum sales charge)                                                $       16.95                                   $        16.95
                                                                            ===============    ==============               ================

Class B Shares
(unlimited number of
$.001 par value shares
authorized)
  Net Assets                                                                $  12,886,077                                       12,886,077
  Shares outstanding                                                              796,639                                          796,639
  Net asset value, and redemption                                                                                                        -
  price per share                                                           $       16.18                                   $        16.18
                                                                            ===============    ==============               ================

Class C Shares
(unlimited number of
$.001 par value shares
authorized)
  Net Assets                                                                $   3,599,159                                        3,599,159
  Shares outstanding                                                              222,187                                          222,187
  Net asset value, and redemption                                                                                                        -
  price per share                                                           $       16.20                                   $        16.20
                                                                            ===============    ==============               ================

Class Z Shares
(unlimited number of
$.001 par value shares
authorized)
  Net Assets                                                                                   $ 70,618,232       (60,000)(a)   70,558,232
  Shares outstanding                                                                              5,260,142      (902,005)       4,358,137
  Net asset value, and redemption                                                                                                        -
  price per share                                                           $       16.19      $      13.43                 $        16.19
                                                                            ===============    ==============               ================

* Investments in securities, at cost                                        $ 152,106,206      $ 68,010,321                 $  220,116,527
                                                                            ===============    ==============               ================

                                       See notes to pro forma financial statements.

Pro Forma Statement of Operations

For the Twelve Months Ended April 30, 2007 (Unaudited)

                                                                                                                            Dreyfus Premier
                                                                                                                            State Municipal
                                                                                                                              Bond Fund,
                                                                     Dreyfus Premier      Dreyfus                            Pennsylvania
                                                                     State Municipal    Pennsylvania                            Series
                                                                       Bond Fund,       Intermediate                           Pro Forma
                                                                      Pennsylvania       Municipal                              Combined
                                                                         Series          Bond Fund            Adjustments       (Note 1)
                                                                    -----------------   ---------------       -----------   --------------
INVESTMENT INCOME:

Interest Income                                                        $ 8,056,064      $ 3,195,897                            $ 11,251,961

Expenses:
                              Management fee                           $   921,702      $   430,965           $ (35,309) (a)   $  1,317,358
                              Shareholder servicing costs                  527,582           78,485                   -             606,067
                              Distribution  fees                           114,277                                                  114,277
                              Professional fees                             29,501           59,695             (50,000) (a)         39,196
                              Custodian fees                                22,615            8,291              (2,000) (a)         28,906
                              Prospectus and shareholders' reports          20,558           11,014              (3,000) (a)         28,572
                              Registration fees                             18,728           12,382              (9,000) (a)         22,110
                              Trustees' fees and expenses                    4,464            9,422              (8,000) (a)          5,886
                              Loan commitment fees                             768              347                                   1,115
                              Miscellaneous                                 27,527           20,820              (4,000) (a)         44,347
                                                                       -------------    -------------         ----------       ---------------
                                   Total Expenses                        1,687,722          631,421            (111,309)          2,207,834
                                                                       -------------    -------------         ----------       ---------------

                              Less- reduction in management fee due to
                              undertaking                                        -          (56,679)             56,679 (b)               -

                              Less-reduction in custody fees
                                  due to earnings credits                        -          (13,230)                                (13,230)
                                                                       -------------    -------------         ----------       ---------------
                                   Net Expenses                          1,687,722          561,512             (54,630)          2,194,604
                                                                       -------------    -------------         ----------       ---------------
NET INVESTMENT INCOME                                                    6,368,342        2,634,385              54,630           9,057,357
                                                                       -------------    -------------         ----------       ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

                     Net realized gain (loss) on investments           $   341,233      $    79,867                            $    421,100
                     Net unrealized appreciation (depreciation)
                       on investments                                    2,922,780        1,355,519                               4,278,299
                                                                       -------------    -------------         ----------       ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   3,264,013        1,435,386                               4,699,399
                                                                       -------------    -------------         ----------       ---------------
NET INCREASE  (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                   $ 9,632,355      $ 4,069,771           $  54,630        $ 13,756,756
                                                                       =============    =============         ==========       ===============
(a)  Reflects the anticipated savings as a result of the Merger.
(b) Reflects a decrease in expenses undertaken.

                                                                          See notes to pro forma financial statements.

Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Basis of Combination:

          At a meeting of the Boards held on July 24, 2007, the Boards of Trustees of Dreyfus Premier State Municipal Bond Fund, on behalf of the Pennsylvania Series (the "Acquiring Fund") and Dreyfus Connecticut Intermediate Municipal Bond Fund (the "Fund"), each approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by the Fund shareholders, the Fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class Z shares of the Acquiring Fund equal in value to the assets less liabilities of the Fund (the "Exchange"). Shares of the Acquiring Fund then will be distributed to the Fund shareholders on a pro rata basis in liquidation of the Fund. Prior to the Exchange the Acquiring Fund will create Class Z shares. Fund shareholders will receive Acquiring Fund Class Z shares in the Exchange.

          The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Fund on April 30, 2007. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Fund for the twelve months ended April 30, 2007. These statements have been derived from the Fund's and the Acquiring Fund's respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year ends are April 30 for the Acquiring Fund and November 30 for the Fund.

          The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Fund and the Acquiring Fund included or incorporated by reference in the respective Statement of Additional Information. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred on April 30, 2007. The proforma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the proposed merger, the Acquiring Fund will be the accounting survivor.

All costs with respect to the Exchange will be borne by the funds.

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2 — Portfolio Valuation:

          Investments in securities are valued each business day by an independent pricing service (the "Service") approved by the respective fund's Board members. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the respective Board.

NOTE 3 — Capital Shares:

          The pro forma number of shares that would be issuable was calculated by dividing the net assets of the Fund on April 30, 2007 by Class Z shares net asset value per share of the Acquiring Fund on April 30, 2007.

NOTE 4 — Pro Forma Operating Expenses:

          The accompanying pro forma statement of operations reflects changes in fund expenses as if the merger had taken place on May 1, 2006. Funds will bear the expense of the merger.

NOTE 5 — Federal Income Taxes:

          Each fund has qualified as a "regulated investment company" under the Internal Revenue Code. After the Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

          The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.